FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2024
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets
The carrying values and fair values of financial instruments, by category, are as follows:

			2024		2023
	Level	Carrying value	Fair value	Carrying value	Fair value
		Total	Total	Total	Total
Financial assets (liabilities) measured at FVTPL
Cash and cash equivalents	Level 1	$160.1	$160.1	$217.6	$217.6
Equity swap agreements	Level 2	(15.8)	(15.8)	(11.8)	(11.8)
Forward foreign currency contracts	Level 2	(0.6)	(0.6)	(5.3)	(5.3)
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency and interest rate swap agreements	Level 2	4.8	4.8	10.5	10.5
Forward foreign currency contracts	Level 2	(8.7)	(8.7)	(20.5)	(20.5)
Financial assets (liabilities) measured at amortized cost
Accounts receivable(1)	Level 2	570.8	570.8	555.3	555.3
Investment in finance leases	Level 2	147.9	140.3	125.7	126.1
Other non-current assets(2)	Level 2	47.0	47.0	32.1	32.1
Accounts payable and accrued liabilities(3)	Level 2	(775.8)	(775.8)	(799.3)	(799.3)
Total long-term debt(4)	Level 2	(2,529.9)	(2,524.4)	(2,800.3)	(2,788.2)
Other non-current liabilities(5)	Level 2	(87.1)	(78.0)	(137.6)	(125.1)
Financial assets measured at FVOCI
Equity investments	Level 3	1.4	1.4	1.4	1.4
		$(2,485.9)	$(2,478.9)	$(2,832.2)	$(2,807.2)
(1) Includes trade receivables, accrued receivables and certain other receivables.
(2) Includes non-current receivables and certain other non-current assets.
(3) Includes trade accounts payable, accrued liabilities, interest payable and current royalty obligations.
(4) Excludes lease liabilities. The carrying value of long-term debt excludes transaction costs.
(5) Includes non-current royalty obligations and other non-current liabilities.

Disclosure of fair value measurement of liabilities
The carrying values and fair values of financial instruments, by category, are as follows:

			2024		2023
	Level	Carrying value	Fair value	Carrying value	Fair value
		Total	Total	Total	Total
Financial assets (liabilities) measured at FVTPL
Cash and cash equivalents	Level 1	$160.1	$160.1	$217.6	$217.6
Equity swap agreements	Level 2	(15.8)	(15.8)	(11.8)	(11.8)
Forward foreign currency contracts	Level 2	(0.6)	(0.6)	(5.3)	(5.3)
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency and interest rate swap agreements	Level 2	4.8	4.8	10.5	10.5
Forward foreign currency contracts	Level 2	(8.7)	(8.7)	(20.5)	(20.5)
Financial assets (liabilities) measured at amortized cost
Accounts receivable(1)	Level 2	570.8	570.8	555.3	555.3
Investment in finance leases	Level 2	147.9	140.3	125.7	126.1
Other non-current assets(2)	Level 2	47.0	47.0	32.1	32.1
Accounts payable and accrued liabilities(3)	Level 2	(775.8)	(775.8)	(799.3)	(799.3)
Total long-term debt(4)	Level 2	(2,529.9)	(2,524.4)	(2,800.3)	(2,788.2)
Other non-current liabilities(5)	Level 2	(87.1)	(78.0)	(137.6)	(125.1)
Financial assets measured at FVOCI
Equity investments	Level 3	1.4	1.4	1.4	1.4
		$(2,485.9)	$(2,478.9)	$(2,832.2)	$(2,807.2)
(1) Includes trade receivables, accrued receivables and certain other receivables.
(2) Includes non-current receivables and certain other non-current assets.
(3) Includes trade accounts payable, accrued liabilities, interest payable and current royalty obligations.
(4) Excludes lease liabilities. The carrying value of long-term debt excludes transaction costs.
(5) Includes non-current royalty obligations and other non-current liabilities.